Events After the Reporting Period (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended
	Jan. 26, 2021	Aug. 17, 2017	Mar. 01, 2021
IfrsStatementLineItems [Line Items]
Exercise price		$ 5.02
Non-adjusting events [member]
IfrsStatementLineItems [Line Items]
Repricing of Ordinary Shares	1,474,000
Exercise price	$ 4.675
Number of shares offered			5,315,300
Shares price			$ 8.50
Underwriting discounts and commissions			$ 45,200
Non-adjusting events [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Shares granted	60,000
Shares granted, description	180,000 RSUs have been committed to be provided in three future grants of 60,000 RSUs upon each anniversary of the employment start date of the CEO with the Company
Non-adjusting events [member] | Chief Executive Officer [Member] | RSUs [Member]
IfrsStatementLineItems [Line Items]
Shares granted	180,000